Filed Pursuant to Rule 497(e)
                                                      Registration No. 033-06790



                            THE GAMCO WESTWOOD FUNDS

                           GAMCO Westwood Equity Fund
                          GAMCO Westwood Balanced Fund
                       GAMCO Westwood SmallCap Equity Fund
                       GAMCO Westwood Mighty Mites SM Fund
                           GAMCO Westwood Income Fund
               GAMCO Westwood Intermediate Bond Fund (the "Funds")

SUPPLEMENT   DATED  JUNE  16,  2009,  TO  THE  FUNDS'  STATEMENT  OF  ADDITIONAL
INFORMATION DATED JANUARY 21, 2009.

Effective June 1, 2009, Laura Linehan is no longer a co-portfolio manager of the GAMCO Westwood Mighty Mites SM Fund.








Mighty Mites is a service mark of GAMCO Investors, Inc. GAMCO is a licensed mark of GAMCO Investors, Inc.